Debt Securities in Issue	6 Months Ended
Jun. 30, 2021
Debt Securities In Issue [Abstract]
Debt Securities in Issue
22. DEBT SECURITIES IN ISSUE

	30 June 2021	31 December 2020
	£m	£m
Medium-term notes	6,908	8,212
Euro 35bn Global Covered Bond Programme	14,677	19,285
US$20bn Commercial Paper Programmes	3,052	2,824
Certificates of deposit	2,466	2,858
Credit linked notes	58	57
Securitisation programmes	1,979	2,330
	29,140	35,566